Statement of Changes in Shares Subject to Possible Redemption and Stockholders' Equity (Deficit) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Shares Subject to Possible Redemption
Changes in Shares Subject to Possible Redemption
Balance at the beginning		$ 0	$ 83,694,573	$ 0		$ 82,528,239	$ 0	$ 0
Balance at the beginning (in shares)		0	8,050,000	0		8,050,000	0	0
Sale of 8,050,000 units at $10 per unit in IPO, including over-allotment, net of underwriters' discount and offering expenses				$ 79,259,163				$ 79,259,163
Sale of 8,050,000 units at $10 per unit in IPO, including over-allotment, net of underwriters' discount and offering expenses (in shares)				8,050,000				8,050,000
Accretion of common shares subject to redemption			$ 499,967	$ 3,269,076		$ 1,166,334		$ 4,435,410
Balance at the end	$ 82,528,239		$ 84,194,540	$ 82,528,239		$ 83,694,573		$ 83,694,573	$ 0
Balance at the end (in shares)	8,050,000		8,050,000	8,050,000		8,050,000		8,050,000	0
Common Stock
Changes in Stockholders' Equity (Deficit)
Balance at the beginning			$ 211			$ 211
Balance at the beginning (in shares)			2,107,750			2,107,750
Issuance of 2,012,500 common shares to initial stockholders				$ 201				$ 201
Issuance of 2,012,500 common shares to initial stockholders (in shares)				2,012,500				2,012,500
Sale of 55,000 units at $10 per unit in private placement				$ 6				$ 6
Sale of 55,000 units at $10 per unit in private placement (in shares)				55,000				55,000
Issuance of 40,250 underwriter units, including over-allotment				$ 4				$ 4
Issuance of 40,250 underwriter units, including over-allotment (in shares)				40,250				40,250
Balance at the end	$ 211		$ 211	$ 211		$ 211		$ 211
Balance at the end (in shares)	2,107,750		2,107,750	2,107,750		2,107,750		2,107,750
Additional Paid-in Capital | $15 strike warrants
Changes in Stockholders' Equity (Deficit)
Sale of strike warrants in private placement				$ 100,000				$ 100,000
Additional Paid-in Capital | $11.50 strike warrants
Changes in Stockholders' Equity (Deficit)
Sale of strike warrants in private placement				3,950,000				3,950,000
Additional Paid-in Capital
Changes in Stockholders' Equity (Deficit)
Balance at the beginning			$ 189,479			$ 1,355,813
Issuance of 2,012,500 common shares to initial stockholders				24,799				24,799
Sale of 55,000 units at $10 per unit in private placement				549,994				549,994
Issuance of 40,250 underwriter units, including over-allotment				96				96
Accretion of common shares subject to redemption			(499,967)	(3,269,076)		(1,166,334)		(4,435,410)
Balance at the end	$ 1,355,813			1,355,813		189,479		189,479
Retained Earnings (Accumulated Deficit)
Changes in Stockholders' Equity (Deficit)
Balance at the beginning		$ (3,272)	(129,061)	(3,272)		(98,578)	$ (3,272)	(3,272)	$ (1,470)
Net Loss			(143,753)	(95,306)		(30,483)		(125,789)	(1,802)
Balance at the end	(98,578)		(583,302)	(98,578)		(129,061)		(129,061)	$ (3,272)
$15 strike warrants
Changes in Stockholders' Equity (Deficit)
Sale of strike warrants in private placement				100,000				100,000
$11.50 strike warrants
Changes in Stockholders' Equity (Deficit)
Sale of strike warrants in private placement				$ 3,950,000				$ 3,950,000
Balance at the beginning			$ 83,694,573
Balance at the beginning (in shares)		0	8,050,000	0			0	0
Accretion of common shares subject to redemption			$ (499,967)	$ (3,269,076)			$ (4,435,410)
Balance at the end			$ 84,194,540			$ 83,694,573		$ 83,694,573
Balance at the end (in shares)			8,050,000			8,050,000		8,050,000	0
Balance at the beginning		$ (3,272)	$ 60,629	(3,272)		$ 1,257,446	(3,272)	$ (3,272)	$ (1,470)
Balance at the beginning (in shares)						10,157,750
Issuance of 2,012,500 common shares to initial stockholders				25,000				$ 25,000
Issuance of 2,012,500 common shares to initial stockholders (in shares)			2,012,500					2,012,500
Sale of 55,000 units at $10 per unit in private placement				550,000				$ 550,000
Issuance of 40,250 underwriter units, including over-allotment				100				100
Accretion of common shares subject to redemption			$ (499,967)	(3,269,076)		$ (1,166,334)		(4,435,410)
Net Loss	(91,580)	$ (3,727)	(143,753)	(95,306)	$ (122,062)	(30,483)	$ (125,789)	(125,789)	(1,802)
Balance at the end	$ 1,257,446		$ (583,091)	$ 1,257,446		$ 60,629		$ 60,629	$ (3,272)
Balance at the end (in shares)	10,157,750		10,157,750	10,157,750	10,157,750		10,157,750